Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Entity Registrant Name	Nomad Foods Ltd.
Entity Central Index Key	0001651717
Current Fiscal Year End Date	--12-31